Tax	12 Months Ended
Dec. 31, 2017
Tax
27 Tax
Details of current and deferred taxes
in	2017	2016	2015
Current and deferred taxes (CHF million)
Switzerland	82	133	28
Foreign	421	501	463
Current income tax expense	503	634	491
Switzerland	244	(125)	196
Foreign	1,994	(68)	(164)
Deferred income tax expense/(benefit)	2,238	(193)	32
Income tax expense	2,741	441	523
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses)	172	136	(174)
Net prior service credit/(cost)	(32)	10	37
Share-based compensation and treasury shares	3	104	25
Reconciliation of taxes computed at the Swiss statutory rate
in	2017	2016	2015
Income/(loss) before taxes (CHF million)
Switzerland	1,736	2,111	1,746
Foreign	57	(4,377)	(4,168)
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	394	(499)	(533)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(110)	(498)	(715)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,540	391
Additional taxable income	0	87	16
Lower taxed income	(276)	(219)	(276)
(Income)/loss taxable to noncontrolling interests	7	(11)	6
Changes in tax law and rates	2,095	145	347
Changes in deferred tax valuation allowance	123	76	(103)
Change in recognition of outside basis difference	(19)	218	262
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
(Windfall tax benefits) /shortfall tax charges on share-based compensation [1]	91	–	–
Other	(6)	(331)	(46)
Income tax expense	2,741	441	523
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity. Refer to "Note 2 - Recently issued accounting standards" for further information.

2017
Foreign tax rate differential of CHF 110 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to losses incurred in lower tax jurisdictions, mainly in Guernsey. The foreign tax rate expense of CHF 2,415 million comprised not only the foreign tax benefit based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 354 million included the impact of CHF 217 million relating to non-deductible interest expenses (including a contingency accrual of CHF 155 million), CHF 57 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 27 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 10 million related to non-deductible foreign exchange losses, and other various smaller non-deductible expenses of CHF 43 million.
Lower taxed income of CHF 276 million included a tax benefit of CHF 86 million related to non-taxable life insurance income, CHF 78 million related to non-taxable dividend income, CHF 31 million in respect of income taxed at rates lower than the statutory tax rate, CHF 25 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 2,095 million mainly reflected the impact of the US tax reform enacted on December 22, 2017 which resulted in a reduction of the federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The US tax reform required a re-assessment of the deferred tax assets.
Changes in deferred tax valuation allowances of CHF 123 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 320 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was a tax benefit from the release of valuation allowances of CHF 197 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Switzerland.
Other of CHF 6 million included CHF 105 million from own credit valuation gains, CHF 85 million relating to tax deductibility of previously taken litigation accruals and CHF 49 million from a favorable court decision, partially offset by CHF 248 million relating to the net re-assessment of deferred tax balances in respect of two of the Group’s operating entities in Switzerland reflecting the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG, the impact of adverse earnings mix of the current year and changes in forecasted future profitability, CHF 17 million from prior year adjustments and CHF 16 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
2016
Foreign tax rate differential of CHF 498 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 433 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,540 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 29 million.
Lower taxed income of CHF 219 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Group’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Group’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Group’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 218 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 331 million included a tax benefit of CHF 392 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, CHF 37 million from own credit valuation gains and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
2015
Foreign tax rate differential of CHF 715 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 299 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 391 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 53 million.
Lower taxed income of CHF 276 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 103 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Group’s operating entities in the UK. Also included was a tax expense of CHF 256 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Group’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 46 million included a tax benefit of CHF 155 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, partially offset by a tax expense of CHF 48 million relating to the increase of tax contingency accruals and a tax expense of CHF 28 million from prior year adjustments. The remaining balance included various smaller items.
As of December 31, 2017, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 5.1 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2017	2016
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,103	1,992
Loans	330	326
Investment securities	1,039	469
Provisions	441	1,341
Derivatives	97	105
Real estate	337	347
Net operating loss carry-forwards	6,829	6,548
Goodwill and intangible assets	696	44
Other	135	75
Gross deferred tax assets before valuation allowance	11,007	11,247
Less valuation allowance	(4,279)	(4,188)
Gross deferred tax assets net of valuation allowance	6,728	7,059
Compensation and benefits	(512)	(252)
Loans	(36)	(29)
Investment securities	(197)	(267)
Provisions	(520)	(360)
Business combinations	(1)	(1)
Derivatives	(154)	(238)
Leasing	0	(8)
Real estate	(54)	(51)
Other	(126)	(154)
Gross deferred tax liabilities	(1,600)	(1,360)
Net deferred tax assets	5,128	5,699
of which deferred tax assets	5,522	5,828
of which net operating losses	2,213	2,178
of which deductible temporary differences	3,309	3,650
of which deferred tax liabilities	(394)	(129)
The decrease in net deferred tax assets from 2016 to 2017 of CHF 571 million was primarily due to the impact of CHF 2,097 million in connection with the re-assessment of deferred tax assets following the US tax reform, CHF 330 million related to current year earnings, foreign exchange translation gains of CHF 221 million, which are included within the currency translation adjustments recorded in AOCI, and the tax impacts directly recorded in equity and other comprehensive income, mainly related to the pension plan re-measurement and other tax recorded directly in equity of CHF 125 million. These decreases were partially offset by an increase of deferred tax assets of CHF 2,070 million from the adoption of new accounting standards relating to intra-entity asset transfers rules and share-based payment, and CHF 132 million from the re-measurement of deferred tax balances in the US relating to the tax deductibility on previously taken litigation accruals and in Switzerland.
> Refer to “Note 2 – Recently issued accounting standards” for further information on the early adoption of ASU 2016-16.
The most significant net deferred tax assets arise in the US and Switzerland and these decreased from CHF 5,105 million, net of a valuation allowance of CHF 829 million as of the end of 2016, to CHF 4,809 million, net of a valuation allowance of CHF 541 million as of the end of 2017.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 4.3 billion as of December 31, 2017 compared to CHF 4.2 billion as of December 31, 2016.
Amounts and expiration dates of net operating loss carry-forwards
end of 2017	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,403
Due to expire within 2 to 5 years	4,714
Due to expire within 6 to 10 years	5,157
Due to expire within 11 to 20 years	8,659
Amount due to expire	19,933
Amount not due to expire	19,263
Total net operating loss carry-forwards	39,196
Movements in the valuation allowance
in	2017	2016	2015
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,188	3,905	4,107
Net changes	91	283	(202)
Balance at end of period	4,279	4,188	3,905
As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and UK. The Group then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allowed for a 20-year carry-forward period for existing net operating losses as of the end of 2017 and any new net operating losses will have an unlimited carry-forward period, Swiss tax law allows for a seven-year carry-forward period for net operating losses and UK tax law allows for an unlimited carry-forward period for net operating losses.
Tax benefits associated with share-based compensation
in	2017		2016	2015
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	314		391	448
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	–	[2]	(110)	(28)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in additional paid-in capital. Refer to "Note 2 - Recently issued accounting standards" for further information.

> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
> Refer to “Note 2 – Recently issued accounting standards” for further information on the adoption of ASU 2016-09.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2017	2016	2015
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	410	369	389
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(104)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(54)
Balance at end of period	481	410	369
of which, if recognized, would affect the effective tax rate	481	410	369
Interest and penalties
in	2017	2016	2015
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	29	2	13
Interest and penalties recognized in the consolidated balance sheets	115	86	86
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 5 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2013; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.

Bank
Tax
26 Tax
Details of current and deferred taxes
in	2017	2016	2015
Current and deferred taxes (CHF million)
Switzerland	76	135	25
Foreign	420	499	462
Current income tax expense	496	634	487
Switzerland	285	(167)	165
Foreign	2,000	(67)	(164)
Deferred income tax expense/(benefit)	2,285	(234)	1
Income tax expense	2,781	400	488
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses)	(7)	87	14
Net prior service cost	0	0	(9)
Share-based compensation and treasury shares	0	106	28
Reconciliation of taxes computed at the Swiss statutory rate
in	2017	2016	2015
Income/(loss) before taxes (CHF million)
Switzerland	1,648	1,955	1,604
Foreign	(95)	(4,444)	(4,253)
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	342	(548)	(583)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(92)	(559)	(744)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,533	389
Additional taxable income	0	87	15
Lower taxed income	(272)	(216)	(273)
(Income)/loss taxable to noncontrolling interests	7	(10)	7
Changes in tax law and rates	2,095	145	347
Changes in deferred tax valuation allowance	88	76	(108)
Change in recognition of outside basis difference	(12)	211	262
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	91	–	–
Other	92	(252)	2
Income tax expense	2,781	400	488
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity. Refer to "Note 2 - Recently issued accounting standards" for further information.

2017
Foreign tax rate differential of CHF 92 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to losses incurred in lower tax jurisdictions, mainly in Guernsey. The foreign tax rate expense of CHF 2,420 million comprised not only the foreign tax benefit based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 354 million included the impact of CHF 217 million relating to non-deductible interest expenses (including a contingency accrual of CHF 155 million), CHF 57 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 27 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 10 million related to non-deductible foreign exchange losses, and other various smaller non-deductible expenses of CHF 43 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 86 million related to non-taxable life insurance income, CHF 78 million related to non-taxable dividend income, CHF 31 million in respect of income taxed at rates lower than the statutory tax rate, CHF 25 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 2,095 million mainly reflected the impact of the US tax reform enacted on December 22, 2017 which resulted in a reduction of the federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The US tax reform required a re-assessment of the deferred tax assets.
Changes in deferred tax valuation allowances of CHF 88 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 285 million, mainly in respect of two of the Bank’s operating entities in the UK. Also included was a tax benefit from the release of valuation allowances of CHF 197 million, mainly in respect of two of the Bank’s operating entities, one in the UK and one in Switzerland.
Other of CHF 92 million included a tax expense of CHF 231 million relating to the net re-assessment of deferred tax balances in respect of two of the Bank’s operating entities in Switzerland reflecting the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG, the impact of adverse earnings mix of the current year and changes in forecasted future profitability, CHF 26 million relating to the increase of tax contingency accruals and CHF 17 million from prior year adjustments, partially offset by CHF 85 million relating to tax deductibility of previously taken litigation accruals and CHF 49 million from a favorable court decision. The remaining balance included various smaller items.
2016
Foreign tax rate differential of CHF 559 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 432 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,533 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 22 million.
Lower taxed income of CHF 216 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Bank’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Bank’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Bank’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 211 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 252 million included a tax benefit of CHF 340 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
2015
Foreign tax rate differential of CHF 744 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 298 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 389 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 51 million.
Lower taxed income of CHF 273 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 108 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Bank’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Bank’s operating entities in the UK. Also included was a tax expense of CHF 251 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Bank’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 2 million included a tax expense of CHF 48 million relating to the increase of tax contingency accruals, a tax expense of CHF 28 million from prior year adjustments and various smaller items, partially offset by a tax benefit of CHF 109 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability.
As of December 31, 2017, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 4.6 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2017	2016
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,095	1,990
Loans	330	326
Investment securities	1,039	469
Provisions	441	1,341
Derivatives	96	102
Real estate	333	347
Net operating loss carry-forwards	6,762	6,523
Goodwill and intangible assets	664	44
Other	127	72
Gross deferred tax assets before valuation allowance	10,887	11,214
Less valuation allowance	(4,224)	(4,168)
Gross deferred tax assets net of valuation allowance	6,663	7,046
Compensation and benefits	(278)	(238)
Loans	(36)	(29)
Investment securities	(197)	(260)
Provisions	(519)	(359)
Business combinations	(1)	(1)
Derivatives	(154)	(238)
Leasing	0	(8)
Real estate	(54)	(51)
Other	(119)	(146)
Gross deferred tax liabilities	(1,358)	(1,330)
Net deferred tax assets	5,305	5,716
of which deferred tax assets	5,457	5,815
of which net operating losses	2,200	2,172
of which deductible temporary differences	3,257	3,643
of which deferred tax liabilities	(152)	(99)
The decrease in net deferred tax assets from 2016 to 2017 of CHF 411 million was primarily due to the impact of CHF 2,097 million in connection with the re-assessment of deferred tax assets following the US tax reform, CHF 374 million related to current year earnings and foreign exchange translation gains of CHF 221 million, which are included within the currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI). These decreases were partially offset by an increase of deferred tax assets of CHF 2,022 million from the adoption of new accounting standards relating to intra-entity asset transfers rules and share-based payment, CHF 132 million from the re-measurement of deferred tax balances in the US relating to the tax deductibility on previously taken litigation accruals and in Switzerland, and the tax impacts directly recorded in equity and other comprehensive income, mainly related to other tax recorded directly in equity of CHF 127 million.
> Refer to “Note 2 – Recently issued accounting standards” for further information on the early adoption of ASU 2016-16.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 4.2 billion as of December 31, 2017, unchanged from December 31, 2016.
Amounts and expiration dates of net operating loss carry-forwards
end of 2017	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,403
Due to expire within 2 to 5 years	4,708
Due to expire within 6 to 10 years	4,577
Due to expire within 11 to 20 years	8,659
Amount due to expire	19,347
Amount not due to expire	19,262
Total net operating loss carry-forwards	38,609
Movements in the valuation allowance
in	2017	2016	2015
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,168	3,898	4,107
Net changes	56	270	(209)
Balance at end of period	4,224	4,168	3,898
Tax benefits associated with share-based compensation
in	2017		2016	2015
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	310		390	447
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	–	[2]	(110)	(28)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in additional paid-in capital. Refer to "Note 2 - Recently issued accounting standards" for further information.

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2017	2016	2015
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	401	360	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(95)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(56)
Balance at end of period	481	401	360
of which, if recognized, would affect the effective tax rate	481	401	360
Interest and penalties
in	2017	2016	2015
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	30	2	13
Interest and penalties recognized in the consolidated balance sheets	115	85	85
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 5 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2013; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.
> Refer to “Note 27 – Tax” in VI – Consolidated financial statements – Credit Suisse Group for further information.